[LOGO] USAA(R)

                     USAA GROWTH and
                           TAX STRATEGY Fund

                                   [GRAPHIC]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2002

                                            (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                   [GRAPHIC]

                                  FORTUNATELY,
[PHOTO]                BEAR MARKETS - LIKE THE BULL MARKET
                        OF THE 1990S - DON'T LAST FOREVER.

                                   [GRAPHIC]
--------------------------------------------------------------------------------

                 The past three years have been difficult ones for investors. Fortunately, bear markets - like the bull market of the 1990s - don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

                 As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so. I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

                 Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 business. Our mission is to provide you with an exceptional value - superior services and products you need at a reasonable price.

                 We remain committed to our policy of offering you no-load mutual funds without excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

                 We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

                 Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                  1

SHAREHOLDER VOTING RESULTS                                  9

FINANCIAL INFORMATION

   Portfolio of Investments                                11

   Notes to Portfolio of Investments                       18

   Financial Statements                                    20

   Notes to Financial Statements                           23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

                                  11/30/02              5/31/02
Net Assets                      $185.4 Million        $205.1 Million
Net Asset Value Per Share          $13.47                $14.23

       AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/02

5/31/02 TO 11/30/02**     1 YEAR     5 YEARS     10 YEARS     30-DAY SEC YIELD
      -3.95%              -7.80%      0.89%        6.27%           2.15%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART]


             USAA GROWTH   LEHMAN BROTHERS   LIPPER     LIPPER      RUSSELL 1000
               AND TAX       MUNI BOND      BALANCED    BALANCED      GROWTH
            STRATEGY FUND      INDEX      FUNDS INDEX FUNDS AVERAGE   INDEX
            -------------   -----------   ----------- ------------- ------------
11/30/1992      $10,000      $10,000       $10,000     $10,000       $10,000
12/31/1992       10,135       10,102        10,143      10,147        10,100
 1/31/1993       10,169       10,220        10,279      10,287         9,984
 2/28/1993       10,415       10,589        10,406      10,376         9,824
 3/31/1993       10,568       10,477        10,621      10,578        10,014
 4/30/1993       10,697       10,583        10,539      10,476         9,613
 5/31/1993       10,869       10,642        10,724      10,645         9,949
 6/30/1993       10,997       10,820        10,838      10,750         9,858
 7/31/1993       11,067       10,834        10,882      10,772         9,682
 8/31/1993       11,257       11,060        11,210      11,102        10,080
 9/30/1993       11,257       11,186        11,234      11,124        10,005
10/31/1993       11,432       11,207        11,350      11,239        10,283
11/30/1993       11,336       11,109        11,168      11,085        10,215
12/31/1993       11,525       11,343        11,356      11,268        10,390
 1/31/1994       11,761       11,473        11,653      11,552        10,631
 2/28/1994       11,516       11,176        11,424      11,331        10,437
 3/31/1994       11,125       10,720        11,009      10,926         9,932
 4/30/1994       11,235       10,811        11,034      10,967         9,978
 5/31/1994       11,271       10,905        11,119      11,027        10,129
 6/30/1994       11,235       10,838        10,926      10,837         9,829
 7/31/1994       11,429       11,037        11,172      11,081        10,165
 8/31/1994       11,659       11,075        11,452      11,370        10,731
 9/30/1994       11,493       10,913        11,245      11,150        10,586
10/31/1994       11,419       10,719        11,280      11,215        10,834
11/30/1994       11,137       10,525        11,017      10,946        10,487
12/31/1994       11,223       10,757        11,123      11,050        10,663
 1/31/1995       11,474       11,064        11,261      11,210        10,891
 2/28/1995       11,792       11,386        11,590      11,552        11,347
 3/31/1995       12,014       11,517        11,795      11,763        11,678
 4/30/1995       12,189       11,531        12,016      11,992        11,933
 5/31/1995       12,481       11,898        12,400      12,403        12,349
 6/30/1995       12,481       11,794        12,620      12,630        12,825
 7/31/1995       12,681       11,906        12,887      12,916        13,358
 8/31/1995       12,819       12,057        12,988      13,019        13,373
 9/30/1995       13,086       12,133        13,298      13,334        13,989
10/31/1995       13,036       12,310        13,264      13,302        13,999
11/30/1995       13,484       12,514        13,676      13,723        14,543
12/31/1995       13,771       12,634        13,891      13,935        14,626
 1/31/1996       13,982       12,730        14,142      14,192        15,116
 2/29/1996       14,042       12,644        14,149      14,225        15,392
 3/31/1996       14,163       12,482        14,202      14,279        15,412
 4/30/1996       14,163       12,447        14,296      14,397        15,817
 5/31/1996       14,305       12,442        14,443      14,574        16,370
 6/30/1996       14,407       12,578        14,491      14,600        16,392
 7/31/1996       14,213       12,692        14,118      14,191        15,432
 8/31/1996       14,350       12,689        14,341      14,452        15,830
 9/30/1996       14,738       12,866        14,873      14,983        16,983
10/31/1996       14,950       13,011        15,187      15,282        17,085
11/30/1996       15,448       13,250        15,895      16,004        18,368
12/31/1996       15,303       13,194        15,705      15,835        18,008
 1/31/1997       15,613       13,219        16,190      16,327        19,272
 2/28/1997       15,730       13,340        16,250      16,358        19,141
 3/31/1997       15,376       13,162        15,778      15,875        18,105
 4/30/1997       15,689       13,273        16,252      16,338        19,307
 5/31/1997       16,337       13,472        16,918      17,060        20,701
 6/30/1997       16,671       13,616        17,479      17,598        21,529
 7/31/1997       17,307       13,993        18,474      18,611        23,433
 8/31/1997       16,917       13,862        17,889      18,098        22,062
 9/30/1997       17,409       14,026        18,602      18,830        23,147
10/31/1997       17,352       14,117        18,263      18,503        22,292
11/30/1997       17,577       14,200        18,598      18,831        23,239
12/31/1997       17,776       14,407        18,892      19,127        23,499
 1/31/1998       17,902       14,555        19,027      19,236        24,202
 2/28/1998       18,452       14,600        19,782      20,065        26,022
 3/31/1998       18,956       14,573        20,387      20,667        27,060
 4/30/1998       18,921       14,507        20,530      20,804        27,434
 5/31/1998       18,829       14,736        20,322      20,543        26,656
 6/30/1998       19,002       14,795        20,697      20,837        28,288
 7/31/1998       18,738       14,832        20,454      20,546        28,101
 8/31/1998       17,575       15,061        18,692      18,662        23,884
 9/30/1998       18,267       15,248        19,499      19,513        25,718
10/31/1998       18,646       15,248        20,228      20,355        27,785
11/30/1998       19,321       15,302        20,969      21,137        29,899
12/31/1998       19,833       15,340        21,742      21,866        32,595
 1/31/1999       20,458       15,523        22,090      22,225        34,509
 2/28/1999       20,029       15,455        21,559      21,634        32,932
 3/31/1999       20,616       15,476        22,091      22,152        34,667
 4/30/1999       20,924       15,515        22,815      22,887        34,711
 5/31/1999       20,542       15,425        22,463      22,573        33,644
 6/30/1999       21,125       15,203        23,084      23,233        36,001
 7/31/1999       20,856       15,258        22,652      22,755        34,857
 8/31/1999       20,695       15,136        22,415      22,463        35,426
 9/30/1999       20,396       15,142        22,128      22,127        34,682
10/31/1999       21,122       14,978        22,768      22,782        37,301
11/30/1999       21,297       15,138        23,013      23,067        39,314
12/31/1999       21,671       15,025        23,694      23,833        43,402
 1/31/2000       21,243       14,959        23,099      23,167        41,367
 2/29/2000       21,545       15,133        23,043      23,204        43,390
 3/31/2000       22,981       15,464        24,400      24,513        46,495
 4/30/2000       22,436       15,372        23,953      24,048        44,283
 5/31/2000       21,903       15,292        23,728      23,786        42,053
 6/30/2000       22,398       15,698        24,106      24,223        45,240
 7/31/2000       22,232       15,916        24,041      24,156        43,354
 8/31/2000       22,998       16,161        25,114      25,340        47,280
 9/30/2000       21,837       16,077        24,585      24,759        42,807
10/31/2000       22,055       16,253        24,563      24,692        40,782
11/30/2000       21,374       16,376        23,672      23,687        34,770
12/31/2000       21,528       16,780        24,260      24,322        33,670
 1/31/2001       21,722       16,947        24,775      24,902        35,996
 2/28/2001       20,673       17,000        23,813      23,809        29,885
 3/31/2001       19,897       17,153        23,044      22,979        26,633
 4/30/2001       20,601       16,967        24,011      23,995        30,001
 5/31/2001       20,706       17,149        24,225      24,197        29,560
 6/30/2001       20,458       17,264        23,854      23,858        28,875
 7/31/2001       20,590       17,520        23,837      23,841        28,154
 8/31/2001       19,788       17,809        23,158      23,100        25,851
 9/30/2001       18,778       17,749        22,046      21,793        23,270
10/31/2001       19,176       17,960        22,414      22,266        24,491
11/30/2001       19,932       17,809        23,307      23,224        26,844
12/31/2001       19,739       17,640        23,475      23,407        26,793
 1/31/2002       19,806       17,946        23,269      23,188        26,320
 2/28/2002       19,552       18,163        23,111      22,954        25,228
 3/31/2002       19,860       17,807        23,616      23,492        26,100
 4/30/2002       19,174       18,155        23,050      22,919        23,970
 5/31/2002       19,134       18,265        23,039      22,839        23,390
 6/30/2002       18,314       18,458        22,056      21,760        21,227
 7/31/2002       18,030       18,695        20,925      20,662        20,060
 8/31/2002       18,192       18,920        21,140      20,878        20,120
 9/30/2002       17,627       19,335        19,878      19,613        18,033
10/31/2002       18,159       19,014        20,707      20,367        19,687
11/30/2002       18,378       18,935        21,547      21,165        20,756







                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

                 THE RUSSELL 1000 GROWTH INDEX WAS ADDED AS ONE OF THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDICES BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES AN APPROXIMATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCK.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

                 o The Lehman Brothers Municipal Bond Index, an unmanaged
                   benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

                 o The Lipper Balanced Funds Average, an average performance level of all balanced funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Balanced Funds Index, which tracks the total
                   return performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

CLIFFORD A. GLADSON, CFA                   SETH A. REICHER, CFA
  USAA Investment Management Company         Dresdner RCM Global Investors LLC
  (Tax-Exempt Bonds)                         (Blue Chip Stocks)

                                           MARY BERSOT
                                             Dresdner RCM Global Investors LLC
                                             (Blue Chip Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Growth and Tax Strategy Fund had a total return of -3.95% for the six months ended November 30, 2002, compared to a total return of -6.91% for the Lipper Balanced Funds Average. During the period, income from your Fund's investments in municipal bonds dampened the volatility of the stock portfolio. As required by the federal tax code, we ended the period with a majority of assets in tax-exempt securities and, therefore, were able to pass the income from our municipal bond portfolio to you on a tax-free basis.

HOW DID MUNICIPAL BONDS PERFORM?

                 Yields for long-term municipal bonds remained relatively stable, even though the Federal Reserve Board (the Fed) cut short-term rates by 0.50%, to 1.25%, on November 6, 2002. The yield on the Bond Buyer 40-Bond Index, the industry standard for long-term investment grade bonds, began the period at 5.37% and traded in a narrow range before ending the period at 5.17%. Even this slight decrease in rates caused municipal bond prices to appreciate and help offset the impact of falling stock prices on the Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE DEFINITION. THE BOND BUYER 40-BOND INDEX IS REPRESENTATIVE OF YIELDS OF 40 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S YOUR OUTLOOK?

                 Even though the Fed cut rates to stimulate the economy, it will be a slow improvement. Given what we see as a lack of pricing power in the economy, we don't expect inflation to become much of a threat, and therefore we intend to continue to purchase solid investment-grade municipals with final maturities of between 15 years and 25 years.

HOW DID YOU MANAGE THE STOCK PORTION OF THE PORTFOLIO?

                 In line with our concerns about the strength of the economic recovery, the most fundamental characteristics of the equity portion of the Fund have been the defensive nature of our selections and our emphasis on quality growth. On a sector level, this has resulted in an underweight position in cyclical sectors, including technology and consumer discretionary stocks, and an overweight stance in stable growth sectors such as consumer staples and health care. Within health care, we have focused on pharmaceutical companies.

                 The market had two distinct phases in the reporting period: the decline of May through September and the market rally of October and November. The defensiveness of our portfolio and emphasis on quality helped relative performance in the first phase and into October. However, it detracted from performance in November as more speculative and lower quality stocks in areas such as technology and telecommunications led the rally after having lagged drastically earlier in the period.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

DO YOU INTEND TO REMAIN DEFENSIVELY POSITIONED MOVING FORWARD?

                 Yes. While there has clearly been some good news to embrace since the lows of early October, overall economic and corporate data remain mixed. We continue to be concerned about an apparent lack of end-market demand, especially within technology. We believe this lack of demand will have a material impact on the ability of companies to build their earnings. With the run-up in stock prices at the end of the period, investors are expecting a solid rebound in earnings over the next year, so disappointing earnings will likely lead to volatile stock prices. Additionally, we do not expect the recent trend of lower quality, more speculative stock outperformance to continue. We believe that growth stocks that emphasize quality--in terms of financials and earningss--are particularly well-positioned to outperform in what will most likely remain a volatile market.

DO YOU ANTICIPATE ANY MAJOR CHANGES IN THE FUND?

                 Not in the municipal bond portfolio or in the allocation of assets. We will continue to strive to earn a high level of tax-free income and help mute the volatility in the equity portfolio, and have tremendous confidence in our approach to the equity market. We thank you for the confidence you've placed in us. It is our honor to serve you.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                                TAX-EXEMPT SECURITIES
                                   TOP 5 HOLDINGS
                                  (% of Net Assets)

Wisconsin - Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000      3.6%

Michigan - Hospital Finance Auth. RB, Series 1999A (Ascension Hospital)         3.4%

Connecticut - Mashantucket (Western) Pequot Tribe RB, Series 1997B              3.2%

Texas - Lewisville RB, Series 1998B                                             3.1%

Rhode Island - Housing and Mortgage Finance Corp. SFH RB, Series 15-A           2.9%

        TOP 10 INDUSTRIES
        (% of Net Assets)

Hospitals                         14.2%

Pharmaceuticals                    9.4%

General Obligation                 4.4%

Water/Sewer Utility                4.4%

Systems Software                   3.8%

Casinos & Gaming                   3.2%

Real Estate Tax/Fee                3.1%

Single-Family Housing              2.9%

Industrial Conglomerates           2.7%

Diversified Financial Services     2.6%

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-17.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

        TOP 5 EQUITY HOLDINGS
          (% of Net Assets)

Microsoft Corp.                  3.5%

Pfizer, Inc.                     2.9%

General Electric Co.             2.3%

Johnson & Johnson, Inc.          1.9%

Wyeth                            1.8%

                ASSET ALLOCATION
                    11/30/02

                    [CHART]

Tax-Exempt Money Market
Instruments                               4.8%

Blue Chip Stocks                         46.9%

Tax-Exempt Bonds                         47.6%

     PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-17.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

                 NUMBER OF SHARES VOTING

                 ---------------------------------------------------------------
                   FOR           AGAINST        ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 7,878,963        230,103        193,654              N/A

PROPOSAL 2E
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Dresdner RCM Global Investors LLC.

                 NUMBER OF SHARES VOTING

                 ---------------------------------------------------------------
                   FOR           AGAINST        ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 7,857,814        235,411        209,495              N/A

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Trustees of USAA Investment Trust to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

                 NUMBER OF SHARES VOTING

                 ---------------------------------------------------------------
                   FOR           AGAINST        ABSTAIN       BROKER NON-VOTE*
                 ---------------------------------------------------------------
                 7,587,186        432,592        232,178           50,764

                 * BROKER "NON-VOTES" (I.E., PROXIES FROM BROKERS OR NOMINEES
                   INDICATING THAT SUCH PERSONS HAVE NOT RECEIVED INSTRUCTION FROM THE BENEFICIAL OWNER OR OTHER PERSON ENTITLED TO VOTE SHARES ON A PARTICULAR MATTER WITH RESPECT TO WHICH THE BROKERS OR NOMINEES DO NOT HAVE DISCRETIONARY POWER) ARE TREATED THE SAME AS ABSTENTIONS AND, AS A RESULT, HAD THE EFFECT OF AN "AGAINST" VOTE ON THE OUTCOME OF THE PROPOSALS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)    SECURITY                                              RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------------
              TAX-EXEMPT SECURITIES (52.4%)

              TAX-EXEMPT BONDS(47.6%)

              ALABAMA (2.2%)
  $  4,700    Baldwin County Health Care Auth. RB,
                Series 1998                                         5.75%       4/01/2027       $   4,097

              ARKANSAS (1.4%)
     2,500    Conway Health Facilities Board Hospital RB,
                Series 1999A                                        6.40        8/01/2029           2,589

              CONNECTICUT (3.4%)
       400    Development Auth. First Mortgage RB,
                Series 1997                                         5.80        4/01/2021             366
     6,000    Mashantucket (Western) Pequot Tribe RB,
                Series 1997B(c)                                     5.75        9/01/2027           5,947

              GEORGIA (2.5%)
     4,500    Atlanta Airport RB, Series 2000A (INS)                5.60        1/01/2030           4,712

              ILLINOIS (1.1%)
     5,500    Health Facilities Auth. RB, Series 1996
                (Mercy Hospital)                                    6.38        1/01/2015           1,969

              INDIANA (1.4%)
     2,500    LaPorte County Hospital Auth. RB (PRE)                6.00        3/01/2023           2,578

              LOUISIANA (1.5%)
     2,500    Local Government Environmental Facilities and
                Community Development Auth. RB,
                Series 2000 (INS)                                   6.55        9/01/2025           2,712

              MAINE (1.7%)
     3,000    Health and Higher Educational Facilities
                Auth. RB, Series 2000C (INS)                        5.75        7/01/2030           3,160

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

 PRINCIPAL                                                                                          MARKET
    AMOUNT                                                        COUPON                             VALUE
     (000)    SECURITY                                              RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              MASSACHUSETTS (0.5%)
  $  1,000    State Health and Educational Facilities
                Auth. RB(c)                                         5.00%         7/15/2022      $  1,006

              MICHIGAN (7.9%)
     4,000    Detroit Sewage Disposal RB,
                Series 1999A (INS)                                  5.75          7/01/2026         4,574
     4,000    Hospital Finance Auth. RB, Series 1996                6.25         10/01/2027         3,725
     6,000    Hospital Finance Auth. RB, Series 1999A
                (Ascension Hospital)                                6.13         11/15/2026         6,304

              MONTANA (0.5%)
     1,000    Facility Finance Auth. RB, (Providence
                Services) (INS)                                     4.75         12/01/2021           980

              NEW YORK (4.0%)
     4,000    Metropolitan Transportation Auth. RB,
                Series 2000A                                        6.00          4/01/2030         4,646
     2,690    New York City GO, Series 2000A                        6.00          5/15/2020         2,860

              PENNSYLVANIA (0.9%)
     1,545    Philadelphia Gas Works RB, 14th Series (PRE)          6.38          7/01/2026         1,621

              RHODE ISLAND (2.9%)
     5,200    Housing and Mortgage Finance Corp. SFH RB,
                Series 15-A                                         6.85         10/01/2024         5,401

              TEXAS (10.9%)
     3,410    Fort Worth Higher Education Finance Corp.RB,
                Series 1997A                                        6.00         10/01/2016         3,380
     5,675    Lewisville RB, Series 1998B (INS)                     5.80          9/01/2025         5,792
    30,270    Northwest Independent School District GO,
                Series 1997 (NBGA)(b)                               6.38          8/15/2032         4,883
     3,420    San Antonio Water System RB,
                Series 2002A (INS)                                  5.50          5/15/2018         3,652
     2,500    State Turnpike Auth. RB, First Tier,
                Series A (INS)                                      5.00          8/15/2042         2,430

              UTAH (0.9%)
     1,710    Intermountain Power Agency RB, Series 1996D           5.00          7/01/2021         1,680

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE           MATURITY          (000)
----------------------------------------------------------------------------------------------------------
              WISCONSIN (3.9%)
  $   500     Muskego Norway School District GO(INS)                5.00%         4/01/2022      $    501
    6,030     Univ. of Wisconsin Hospitals and Clinics
                Auth. RB, Series 2000 (INS)                         6.13          4/01/2021         6,654
                                                                                                 --------
              Total tax-exempt bonds (cost: $87,240)                                               88,219
                                                                                                 --------

              TAX-EXEMPT MONEY MARKET INSTRUMENTS (4.8%)
              VARIABLE-RATE DEMAND NOTES (4.8%)(a)
              FLORIDA (3.3%)
    3,350     Alachua County Health Facilities Auth. RB,
                Series 2002A (LOC)                                  1.25         10/01/2032         3,350
    2,800     Dade County IDA RB, Series 1993 (NBGA)                1.30          6/01/2021         2,800

              NEW YORK (1.5%)
      700     Long Island Power Auth. RB,
                Series 2-2B (LOC)                                   1.30          5/01/2033           700
    2,100     St. Lawrence County IDA PCRB,
                Series 1985 (LOC)                                   1.20         12/01/2007         2,100

              VIRGINIA (0.0%)(d)
        5     Richmond IDA RB, Series 2001 (LOC)                    1.25         12/01/2031             5
                                                                                                 --------
              Total variable-rate demand notes (cost: $8,955)                                       8,955
                                                                                                 --------

              OTHER (0.0%)(d)
       58     SSgA Tax Free Money Market Fund (cost: $58)           0.93(e)           -                58
                                                                                                 --------
              Total tax-exempt money market instruments (cost: $9,013)                              9,013
                                                                                                 --------

              Total tax-exempt securities (cost: $96,253)                                          97,232
                                                                                                 --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES   SECURITY                                                                                 (000)
----------------------------------------------------------------------------------------------------------
            BLUE CHIP STOCKS (46.9%)

            AEROSPACE & DEFENSE (1.3%)
  11,000    General Dynamics Corp.                                                               $    896
  23,000    United Technologies Corp.                                                               1,437
                                                                                                 --------
                                                                                                    2,333
                                                                                                 --------

            AIR FREIGHT & LOGISTICS (0.6%)
  18,000    United Parcel Service, Inc. "B"                                                         1,140
                                                                                                 --------

            APPLICATION SOFTWARE (0.2%)
   6,000    Electronic Arts, Inc.*                                                                    407
                                                                                                 --------

            BIOTECHNOLOGY (1.5%)
  37,000    Amgen, Inc.*                                                                            1,746
  12,000    Genentech, Inc. *                                                                         396
   9,500    IDEC Pharmaceuticals Corp.*                                                               313
  14,000    MedImmune, Inc *                                                                          369
                                                                                                 --------
                                                                                                    2,824
                                                                                                 --------

            BREWERS (1.4%)
  54,000    Anheuser-Busch Companies, Inc.                                                          2,653
                                                                                                 --------

            COMPUTER HARDWARE (1.5%)
  65,000    Dell Computer Corp.*                                                                    1,857
  11,000    IBM Corp.                                                                                 958
                                                                                                 --------
                                                                                                    2,815
                                                                                                 --------

            DATA PROCESSING SERVICES (0.7%)
  28,000    Automatic Data Processing, Inc.                                                         1,217
                                                                                                 --------

            DIVERSIFIED FINANCIAL SERVICES (2.6%)
  22,000    Citigroup, Inc.                                                                           855
  39,000    Fannie Mae                                                                              2,459
  25,000    Franklin Resources, Inc.                                                                  924
  14,000    Merrill Lynch & Co., Inc.                                                                 609
                                                                                                 --------
                                                                                                    4,847
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES    SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              DRUG RETAIL (0.9%)
    55,000    Walgreen Co.                                                                       $  1,583
                                                                                                 --------

              FOOD DISTRIBUTORS (0.4%)
    22,000    Sysco Corp.                                                                             647
                                                                                                 --------

              GENERAL MERCHANDISE STORES (2.4%)
    27,000    Costco Wholesale Corp.*                                                                 872
    18,600    Target Corp.                                                                            647
    55,000    Wal-Mart Stores, Inc.                                                                 2,979
                                                                                                 --------
                                                                                                    4,498
                                                                                                 --------

              HEALTH CARE DISTRIBUTORS & SERVICES (1.3%)
    10,000    AmerisourceBergen Corp.                                                                 580
    28,000    Cardinal Health, Inc.                                                                 1,723
                                                                                                 --------
                                                                                                    2,303
                                                                                                 --------

              HEALTH CARE EQUIPMENT (1.2%)
    32,000    Baxter International, Inc.                                                            1,024
    26,000    Medtronic, Inc.                                                                       1,215
                                                                                                 --------
                                                                                                    2,239
                                                                                                 --------

              HOME IMPROVEMENT RETAIL (0.6%)
    44,000    Home Depot, Inc.                                                                      1,163
                                                                                                 --------

              HOUSEHOLD PRODUCTS (1.9%)
    35,000    Colgate-Palmolive Corp.                                                               1,799
     8,000    Kimberly-Clark Corp.                                                                    403
    15,625    Procter & Gamble Co.                                                                  1,312
                                                                                                 --------
                                                                                                    3,514
                                                                                                 --------

              INDUSTRIAL CONGLOMERATES (2.7%)
     5,600    3M Co.                                                                                  727
   160,000    General Electric Co.                                                                  4,336
                                                                                                 --------
                                                                                                    5,063
                                                                                                 --------

              INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.5%)
    50,000    Accenture Ltd. "A"*                                                                     963
                                                                                                 --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             INSURANCE BROKERS (0.5%)
   20,000    Marsh & McLennan Companies, Inc.                                                    $    944
                                                                                                 --------

             INTEGRATED OIL & GAS (0.7%)
   12,000    BP plc ADR                                                                               470
    6,000    ChevronTexaco Corp.                                                                      402
   12,000    Exxon Mobil Corp.                                                                        418
                                                                                                 --------
                                                                                                    1,290
                                                                                                 --------

             LEISURE PRODUCTS (0.4%)
   32,000    Mattel, Inc.                                                                             660
                                                                                                 --------

             MANAGED HEALTH CARE (0.3%)
    7,050    Wellpoint Health Networks, Inc.*                                                         464
                                                                                                 --------

             MOVIES & ENTERTAINMENT (0.6%)
   25,000    Viacom, Inc. "B"*                                                                      1,175
                                                                                                 --------

             MULTI-LINE INSURANCE (0.7%)
   18,750    American International Group, Inc.                                                     1,222
                                                                                                 --------

             NETWORKING EQUIPMENT (1.2%)
  150,000    Cisco Systems, Inc.*                                                                   2,238
                                                                                                 --------

             OIL & GAS EQUIPMENT & SERVICES (0.8%)
   31,000    Baker Hughes, Inc.                                                                     1,015
   12,000    Weatherford International Ltd.*                                                          484
                                                                                                 --------
                                                                                                    1,499
                                                                                                 --------

             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    9,000    Anadarko Petroleum Corp.                                                                 425
                                                                                                 --------

             PACKAGED FOODS & MEAT (0.8%)
   40,000    Kraft Foods, Inc. "A"                                                                  1,502
                                                                                                 --------

             PERSONAL PRODUCTS (0.3%)
   20,000    Gillette Co.                                                                             606
                                                                                                 --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                                   MARKET
   NUMBER                                                                                           VALUE
OF SHARES    SECURITY                                                                               (000)
---------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (9.4%)
    4,975    Eli Lilly & Co.                                                                     $    340
   61,000    Johnson & Johnson, Inc.                                                                3,478
  170,000    Pfizer, Inc.                                                                           5,362
   65,000    Pharmacia Corp.                                                                        2,749
   64,600    Schering-Plough Corp.                                                                  1,464
    9,925    Teva Pharmaceutical Industries Ltd. ADR                                                  785
   85,000    Wyeth                                                                                  3,266
                                                                                                 --------
                                                                                                   17,444
                                                                                                 --------

             RESTAURANTS (0.4%)
   32,000    Starbucks Corp.*                                                                         696
                                                                                                 --------

             SEMICONDUCTORS (1.9%)
  120,000    Intel Corp.                                                                            2,506
   24,000    Maxim Integrated Products, Inc.                                                        1,009
                                                                                                 --------
                                                                                                    3,515
                                                                                                 --------

             SOFT DRINKS (2.1%)
   30,000    Coca-Cola Co.                                                                          1,369
   60,500    PepsiCo, Inc.                                                                          2,570
                                                                                                 --------
                                                                                                    3,939
                                                                                                 --------

             SYSTEMS SOFTWARE (3.8%)
  112,300    Microsoft Corp.*                                                                       6,493
   24,900    VERITAS Software Corp.*                                                                  453
                                                                                                 --------
                                                                                                    6,946
                                                                                                 --------

             TELECOMMUNICATION EQUIPMENT (0.6%)
   23,000    Nokia Corp. ADR                                                                          442
   18,000    QUALCOMM, Inc.*                                                                          742
                                                                                                 --------
                                                                                                    1,184
                                                                                                 --------

             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   49,000    Vodafone Group plc ADR                                                                   919
                                                                                                 --------
             Total blue chip stocks (cost: $76,071)                                                86,877
                                                                                                 --------

             TOTAL INVESTMENTS (COST: $172,324)                                                  $184,109
                                                                                                 ========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

                 PORTFOLIO DESCRIPTION ABBREVIATIONS

                 GO     General Obligation
                 IDA    Industrial Development Authority
                 PCRB   Pollution Control Revenue Bond
                 RB     Revenue Bond
                 SFH    Single-Family Housing

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation; or a collateral trust may provide the enhancement.

                 (PRE)  Prerefunded to a date prior to maturity.
                 (LOC)  Enhanced by a bank letter of credit.
                 (NBGA) Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Financial Group, Inc., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA, Inc.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

             (b) Zero-coupon security - the rate represents the effective yield at date of purchase. At November 30, 2002, this security represented 2.6% of the Fund's net assets.

             (c) Security is not registered under the Securities Act of
                 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Trustees.

             (d) Represents less than 0.1% of net assets.

             (e) Rate represents the annualized seven-day yield at November
                 30, 2002.

             * Non-income-producing security for the 12-month period ended November 30, 2002.

             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $172,324)      $184,109
   Cash                                                                                89
   Receivables:
      Capital shares sold                                                              49
      Dividends and interest                                                        1,319
      Securities sold                                                               1,974
                                                                                 --------
         Total assets                                                             187,540
                                                                                 --------

LIABILITIES
   Securities purchased                                                             1,972
   Capital shares redeemed                                                              7
   USAA Investment Management Company                                                  78
   USAA Transfer Agency Company                                                        19
   Accounts payable and accrued expenses                                               52
                                                                                 --------
         Total liabilities                                                          2,128
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $185,412
                                                                                 ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                               $172,128
   Accumulated undistributed net investment income                                    812
   Accumulated net realized gain on investments                                       687
   Net unrealized appreciation of investments                                      11,785
                                                                                 --------
         Net assets applicable to capital shares outstanding                     $185,412
                                                                                 ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 13,763
                                                                                 ========
   Net asset value, redemption price, and offering price per share               $  13.47
                                                                                 ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $2)                             $    472
     Interest                                                                       2,931
                                                                                 --------
        Total income                                                                3,403
                                                                                 --------
  Expenses:
     Management fees                                                                  468
     Administrative and servicing fees                                                141
     Transfer agent's fees                                                            114
     Custodian's fees                                                                  39
     Postage                                                                           19
     Shareholder reporting fees                                                        21
     Trustees' fees                                                                     3
     Registration fees                                                                 18
     Professional fees                                                                 24
     Other                                                                              4
                                                                                 --------
        Total expenses                                                                851
     Expenses paid indirectly                                                          (5)
                                                                                 --------
        Net expenses                                                                  846
                                                                                 --------
           Net investment income                                                    2,557
                                                                                 --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments                                              15,712
     Change in net unrealized appreciation/depreciation                           (26,592)
                                                                                 --------
           Net realized and unrealized loss                                       (10,880)
                                                                                 --------
Decrease in net assets resulting from operations                                 $ (8,323)
                                                                                 ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31, 2002

                                                                        11/30/2002            5/31/2002
                                                                        -------------------------------
FROM OPERATIONS
  Net investment income                                                   $  2,557             $  6,078
  Net realized gain (loss) on investments                                   15,712               (9,859)
  Change in net unrealized appreciation/depreciation
     of investments                                                        (26,592)             (13,873)
                                                                        -------------------------------
        Decrease in net assets resulting
           from operations                                                  (8,323)             (17,654)
                                                                        -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    (2,749)              (6,590)
                                                                        -------------------------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                 3,078                9,312
   Shares issued for dividends reinvested                                    2,454                5,881
   Cost of shares redeemed                                                 (14,156)             (24,654)
                                                                        -------------------------------
      Decrease in net assets from
         capital share transactions                                         (8,624)              (9,461)
                                                                        -------------------------------
Net decrease in net assets                                                 (19,696)             (33,705)

NET ASSETS
   Beginning of period                                                     205,108              238,813
                                                                        -------------------------------
   End of period                                                          $185,412             $205,108
                                                                        ===============================
Undistributed net investment income included in net assets:
   End of period                                                          $    812             $  1,004
                                                                        ===============================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                 231                  623
   Shares issued for dividends reinvested                                      184                  399
   Shares redeemed                                                          (1,064)              (1,657)
                                                                        -------------------------------
      Decrease in shares outstanding                                          (649)                (635)
                                                                        ===============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund). The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

              2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

              3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                 readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities.

           D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

              1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

              2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

              Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

              Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

           E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements reduced expenses by $5,000.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

              United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $14,998,000, which will expire between 2008 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $67,925,000 and $89,627,000, respectively.

         At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $19,709,000 and $7,924,000, respectively, resulting in net unrealized appreciation of $11,785,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

         the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies, directly manages a portion of the Fund's portfolio, and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 0.20% to 0.50%              +/- 0.04%
+/- 0.51% to 1.00%              +/- 0.05%
+/- 1.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $468,000, which was net of a performance fee adjustment of $(2,000).

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Dresdner RCM Global Investors LLC (Dresdner), under which Dresdner directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Dresdner a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $141,000.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $114,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on January 11, 1989. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND

NOVEMBER 30, 2002 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                           YEAR ENDED MAY 31,
                                      -------------------------------------------------------------------------------
                                          2002             2002           2001         2000         1999         1998
                                      -------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  14.23         $  15.87       $  17.28     $  16.66     $  16.31     $  15.14
                                      -------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                   .19              .41            .49          .48          .47          .50
   Net realized and
      unrealized gain (loss)              (.75)           (1.60)         (1.42)         .61          .96         1.72
                                      -------------------------------------------------------------------------------
Total from investment operations          (.56)           (1.19)          (.93)        1.09         1.43         2.22
                                      -------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.20)            (.45)          (.48)        (.47)        (.48)        (.51)
   From realized capital gains               -                -              -            -         (.60)        (.54)
                                      -------------------------------------------------------------------------------
Total distributions                       (.20)            (.45)          (.48)        (.47)       (1.08)       (1.05)
                                      -------------------------------------------------------------------------------
Net asset value at end of period      $  13.47         $  14.23       $  15.87     $  17.28     $  16.66     $  16.31
                                      ===============================================================================
Total return (%)*                        (3.95)           (7.59)         (5.47)        6.62         9.10        15.26
Net assets at end of period (000)     $185,412         $205,108       $238,813     $263,592     $252,442     $229,404
Ratio of expenses to
   average net assets (%)**                .91(a),(b)       .83(b)         .70(b)       .71          .69          .71
Ratio of net investment income
   to average net assets (%)**            2.72(a)          2.75           2.91         2.80         2.89         3.22
Portfolio turnover (%)                   37.38            31.81          35.69        66.43        63.42        65.58

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.

 ** For the six-month period ended November 30, 2002, average net assets were $187,543,000.

(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

(b) Reflects total expenses prior to any custodian fee offset arrangement. If the custodian fee credit were excluded from the calculation, the expense ratio for each period would have been reduced as follows:

                                         (.01%)           (.02%)           (.01%)       N/A          N/A          N/A

32

 N O T E S
==========----------------------------------------------------------------------

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

34

 N O T E S
==========----------------------------------------------------------------------

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

          ______________________________________________________________________

            TRUSTEES      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

      ADMINISTRATOR,      USAA Investment Management Company
 INVESTMENT ADVISER,      9800 Fredericksburg Road
        UNDERWRITER,      San Antonio, Texas 78288
     AND DISTRIBUTOR

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                        [LOGO]
                                                                       Recycled
                                                                         Paper

--------------------------------------------------------------------------------

[LOGO]         9800 Fredericksburg Road                  -------------
USAA(R)        San Antonio, Texas 78288                    PRSRT STD
                                                              U.S.
                                                            Postage
                                                            P A I D
                                                             USAA
                                                         -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

[LOGO]                  WE KNOW WHAT IT MEANS TO SERVE. (R)
 USAA                   -----------------------------------
                        INSURANCE [middot] MEMBER SERVICES

27801-0103                                 (C)2003, USAA. All right reserved.